Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 779,281	$ 1,484,175
Gross amounts offset in the Statement of Financial Condition	(698,024)	(1,128,329)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 81,257	$ 355,846
Financial Intsruments
Collateral Pledged	$ (81,257)	$ (355,846)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 81,257	$ 355,846
Financial Intsruments
Collateral Pledged	$ (81,257)	$ (355,846)
Net Amount
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 779,281	$ 1,484,175
Gross amounts offset in the Statement of Financial Condition	(698,024)	(1,128,329)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 81,257	$ 355,846